GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

7.                                      GOODWILL

The Group’s goodwill primarily arises from the business acquisitions and subsequent settlement of contingent consideration of these acquisitions. The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 are as follows:

Balance as of January 1, 2010		$109,017,669
Representing:
- gross goodwill	109,017,669
- accumulated impairment loss	—

Net exchange differences		4,517,390
Addition as a result of contingent consideration resolved (Note 3)		28,081,120
Addition from DMG Acquisition (Note 3)		89,481,623
Impairment loss		(96,526,823)

Balance as of December 31, 2010		$134,570,979
Representing:
- gross goodwill	231,097,802
- accumulated impairment loss	(96,526,823)

Net exchange differences		5,497,405
Addition as a result of contingent consideration resolved (Note 3)		1,338,072

Balance as of December 31, 2011		$141,406,456
Representing:
- gross goodwill	244,853,445
- accumulated impairment loss	(103,446,989)

Goodwill impairment tests in 2010

Due to the change in relevant regulations for advertising industry in the PRC in 2010, there was a significant decline in customer demand, resulting in intense pricing pressure and increasing competition of the Peak, Goldwhite and Ahead reporting units, which indicated a potential impairment loss on the goodwill of these reporting units.  The Company therefore performed an impairment analysis for these reporting units in June 2010.  The Company performed the first step of its goodwill impairment test and determined that the carrying value of the Peak, Goldwhite and Ahead reporting units exceeded their fair value.  The fair value of these reporting units was estimated using a discounted cash flow methodology through internal analysis, which utilizes income approach through the application of discounted cash flow method.  The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the reporting units, appropriate discount rates and long-term growth rates.  Having determined that the goodwill of the Peak, Goldwhite and Ahead reporting units was potentially impaired, the Company began performing the second step of the goodwill impairment analysis which involved calculating the implied fair value of the goodwill by allocating the fair value of the reporting units to all of their assets and liabilities other than goodwill and comparing the residual amount to the carrying value of goodwill.  Accordingly, the Company recorded impairment losses of $43,579,230, $16,666,126 and $21,328,128 against the goodwill allocated to the Peak, Goldwhite and Ahead reporting units, respectively, for the year ended December 31, 2010.

The Company performed an annual impairment test for other reporting units in December 2010.  The Company performed the first step of its goodwill impairment test and determined that the carrying value of the DMG reporting unit exceeded its fair value which was estimated using a discounted cash flow methodology.  Management determined that the poorer than expected performance of the DMG reporting unit led to a potential impairment of the goodwill of DMG reporting unit.  In addition, management believes that there was false, deceptive and misleading information concerning DMG’s financial condition and performance provided by the selling shareholders and former management of DMG, and as a result, the Company launched a lawsuit against the selling shareholders and former management of DMG in December 2010 (see note 18(c)).  The fair value of these reporting units was estimated using a discounted cash flow methodology through internal analysis, which utilizes income approach through the application of discounted cash flow method.  The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the reporting units, appropriate discount rates and long-term growth rates.  Having determined that the goodwill of the DMG reporting unit was potentially impaired, the Company began performing the second step of the goodwill impairment analysis which involved calculating the implied fair value of its goodwill by allocating the fair value of the reporting unit to all of its assets and liabilities other than goodwill and comparing the residual amount to the carrying value of goodwill.  Accordingly, the Company recorded an impairment loss of $14,953,339 against the goodwill of DMG reporting unit for the year ended December 31, 2010.

Goodwill impairment tests in 2011

The Company performed the 2011 annual impairment test for each reporting unit in December 2011 by comparing the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value, i.e. step 1 of the two-step impairment test.  The Company estimated the fair value of these reporting units by using a discounted cash flow methodology.  The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the reporting units, appropriate discount rates and long-term growth rates. Based on this quantitative test, the Company determined that the fair value of each reporting unit tested in 2011 exceeded its carrying amount and, therefore, step 2 of the two-step goodwill impairment test was unnecessary.  The Company concluded that goodwill was not impaired for the year ended December 31, 2011.